Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock (Details) $ in Thousands	Dec. 31, 2024 USD ($) shares
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding | shares	62,240
Carrying Value	$ 170,648
Liquidation Preference	$ 170,089
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding | shares	4,468
Carrying Value	$ 3,000
Liquidation Preference	$ 3,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding | shares	16,851
Carrying Value	$ 37,537
Liquidation Preference	$ 37,710
Series B1 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding | shares	13,618
Carrying Value	$ 37,716
Liquidation Preference	$ 32,760
Series B2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding | shares	27,303
Carrying Value	$ 92,395
Liquidation Preference	$ 96,619